LOSS PER CLASS A and CLASS B ORDINARY SHARE - Class A and Class B (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Allocation of net loss available to GDS Holdings Limited ordinary shareholders	¥ (4,343,678)	¥ (1,509,885)	¥ (1,313,935)
Weighted average number of ordinary share outstanding, basic	1,468,187,956	1,464,447,843	1,452,906,722
Weighted average number of ordinary share outstanding, diluted	1,468,187,956	1,464,447,843	1,452,906,722
Loss per Class A and Class B ordinary share, basic	¥ (2.96)	¥ (1.03)	¥ (0.90)
Loss per Class A and Class B ordinary share, diluted	¥ (2.96)	¥ (1.03)	¥ (0.90)
Class A
Allocation of net loss available to GDS Holdings Limited ordinary shareholders	¥ (4,194,323)	¥ (1,440,198)	¥ (1,252,810)
Weighted average number of ordinary share outstanding, basic	1,417,704,951	1,396,857,507	1,385,316,386
Weighted average number of ordinary share outstanding, diluted	1,417,704,951	1,396,857,507	1,385,316,386
Loss per Class A and Class B ordinary share, basic	¥ (2.96)	¥ (1.03)	¥ (0.90)
Loss per Class A and Class B ordinary share, diluted	¥ (2.96)	¥ (1.03)	¥ (0.90)
Class B
Allocation of net loss available to GDS Holdings Limited ordinary shareholders	¥ (149,355)	¥ (69,687)	¥ (61,125)
Weighted average number of ordinary share outstanding, basic	50,483,004	67,590,336	67,590,336
Weighted average number of ordinary share outstanding, diluted	50,483,004	67,590,336	67,590,336
Loss per Class A and Class B ordinary share, basic	¥ (2.96)	¥ (1.03)	¥ (0.90)
Loss per Class A and Class B ordinary share, diluted	¥ (2.96)	¥ (1.03)	¥ (0.90)